Borrowings	6 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Disclosure of borrowings [text block]	Note 11. Borrowings

	Consolidated
	December 2023	June 2023
	$	$
Insurance premium funding	359,300	1,796,500